Offerings - Offering: 1	Aug. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $1.00 par value
Amount Registered | shares	824,281
Proposed Maximum Offering Price per Unit	140.54
Maximum Aggregate Offering Price	$ 115,844,451.74
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,735.79
Offering Note	1. Represents the maximum number of shares of the Registrant's common stock, $1.00 par value (the "Common Stock"), which are available for awards under the Registrant's 2025 Long-Term Incentive Plan (the "2025 Plan") consisting of (a) 475,000 new shares authorized for awards under the 2025 Plan plus (b) 58,491 shares for which no awards had been made under the Registrant's 2015 Long-Term Incentive Plan (the "2015 Plan") as of January 8, 2025 plus (c) up to 290,790 shares for which awards outstanding on August 25, 2025 under the 2015 Plan or the Registrant's 2010 Long-Term Incentive Plan become unexercisable, expire unexercised or are otherwise forfeited. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of the Registrant's Common Stock as may hereinafter become issuable under the 2025 Plan to prevent dilution resulting from any stock split, stock dividend, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. 2. Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price have been calculated on the basis of $140.54 per share, the average of the high ($141.31) and low ($139.77) sale prices of the Common Stock on August 19, 2025, as reported on the New York Stock Exchange.